Exhibit 99.1
Indenture Trustee Report
for
Principal Life Income Fundings Trust 21 (the “Trust”)
Payment Dates
September 18, 2006 and October 16, 2006
CUSIP Number 74254PMJ8
(i)	the amount received by the Indenture Trustee as of the last statement in respect of the principal, interest and premium, if any, on Funding Agreement No. 7-08001 (the “Funding Agreement”) issued by Principal Life Insurance Company (“Principal Life”) or the Guarantee issued by Principal Financial Group, Inc. which fully and unconditionally guarantees the payment obligations of Principal Life under the Funding Agreement.

Interest:	$2,099,580.08 paid on September 18, 2006 and $70,500.00 paid on October 16, 2006
Principal: -0- Premium, if any: -0-
(ii)	the amounts of compensation received by the Indenture Trustee during the period relating to such Payment Date.

Paid by the Trust: -0-
Paid by Principal Life:	$6,750.00 in program fees were received by the Indenture Trustee on July 17, 2006.
(iii)	the amount of payment on such Payment Date to holders allocable to principal of and premium, if any, and interest on the notes of the Trust and the amount of aggregate unpaid interest accrued on such notes as of such Payment Date.

Interest:	$2,099,580.08 paid on September 18, 2006 and $70,500.00 paid on October 16, 2006
Principal: -0- Unpaid Interest Accrued: -0-
(iv)	the aggregate stated principal amount of the Funding Agreement, the current interest rate or rates thereon at the close of business on such Payment Date, and the current rating assigned to the Funding Agreement.

Principal Amount: $150,000,000.00 Interest Rate: 5.54063%
Ratings:
Moody’s Investor Service: Aa2 Standard & Poors’ Rating Service: AA

(v)	the aggregate principal balance of the notes at the close of business on such Payment Date and the current rating assigned to the notes.

Initial Principal Amount: $150,000,000.00 Reduction: -0- Principal Amount on the Payment Date: $150,000,000.00
Ratings:
Moody’s Investor Service: Aa2 Standard & Poors’ Rating Service: AA

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